Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BERNSTEIN SANFORD C FUND II INC
Entity Central Index Key	0001166729
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000030507
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Institutional Portfolio
Class Name	Intermediate Duration Institutional Class
Trading Symbol	SIIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intermediate Duration Institutional Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SIIDX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SIIDX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Institutional Class	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Intermediate Duration Institutional Class	Bloomberg U.S. Aggregate Bond Index
03/15	$10,000	$10,000
09/15	$9,913	$9,953
09/16	$10,549	$10,470
09/17	$10,633	$10,477
09/18	$10,527	$10,350
09/19	$11,549	$11,415
09/20	$12,352	$12,213
09/21	$12,358	$12,103
09/22	$10,488	$10,336
09/23	$10,530	$10,403
09/24	$11,901	$11,606
03/25	$11,857	$11,564

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Intermediate Duration Institutional Class	-0.46%	5.73%	0.49%	1.72%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 841,836,622
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 1,469,404
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$841,836,622
# of Portfolio Holdings	574
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,469,404

Holdings [Text Block]

Security Type Breakdown

Governments - Treasuries	27.6%
Corporates - Investment Grade	24.3%
Mortgage Pass-Throughs	21.5%
Collateralized Mortgage Obligations	6.0%
Asset-Backed Securities	5.9%
Commercial Mortgage-Backed Securities	1.7%
Agencies	1.6%
Inflation-Linked Securities	1.2%
Other	3.1%
Short-Term Investments	17.8%
Other assets less liabilities	-10.7%